Share capital (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2018 $ / shares	Jun. 30, 2018 CAD ($) $ / shares shares	May 31, 2019 CAD ($) USD ($) $ / shares shares	May 31, 2018 CAD ($) shares
Share capital
Balance		$ 1,113,981	$ 1,113,981
Share issuance - warrants exercised			1,723	$ 3,682
Share issuance - options exercised			5,096	4,329
Share issuance - deferred share units			953	62
Balance			1,655,273	1,113,981
Income tax recovery on share issuance costs			$ 3,426	3,002
Shares held | shares			600,000
Broken Coast Cannabis Ltd.
Share capital
Share issuance - acquisition			$ 297	$ 109,000
LATAM Holdings Inc.
Share capital
Share issuance - acquisition			285,241
Purchase Price Per Share Of Acquisition | $ / shares	$ 17.47
June 2018 Bought deal
Share capital
Shares issuance - Bought Deal			245,925
Purchase Price | $ / shares		$ 11.85
Share capital
Share capital
Balance		$ 1,113,981	$ 1,113,981
Balance (in shares) | shares		210,169,924	210,169,924	138,628,704
Share issuance - warrants exercised			$ 1,762	$ 3,767
Share issuance - warrants exercised (in shares) | shares			550,335	2,388,636
Share issuance - options exercised			$ 15,029	$ 11,559
Share issuance - options exercised (in shares)			2,632,078
Share issuance - deferred share units			$ 953	$ 62
Share issuance - deferred share units (in shares) | shares			103,000	5,050
Balance			$ 1,655,273	$ 1,113,981
Income tax recovery on share issuance costs			3,426	3,002
Share capital | Broken Coast Cannabis Ltd.
Share capital
Share issuance - acquisition			$ 297	$ 109,000
Share issuance - acquisition (in shares) | shares			19,963	8,363,651
Share capital | LATAM Holdings Inc.
Share capital
Share issuance - acquisition			$ 273,900
Share issuance - acquisition (in shares) | shares			15,678,310
Share capital | June 2018 Bought deal
Share capital
Shares issuance - Bought Deal			$ 245,925
Shares issuance - Bought Deal (in shares) | shares			21,835,510
Warrants
Share capital
Share issuance - warrants exercised			$ (39)	$ (85)
Warrants | Minimum
Share capital
Exercise price of warrants | $ / shares			$ 1.50
Warrants | Maximum
Share capital
Exercise price of warrants | $ / shares			20.30
Stock options | Minimum
Share capital
Exercise price of stock options | $ / shares			0.60
Stock options | Maximum
Share capital
Exercise price of stock options | $ / shares			$ 20.19